SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Redeemable
Numerator:
Allocation of net income,		$ (130,164)
Allocation of net income, as adjusted		$ (130,164)
Denominator:
Basic weighted average common stock outstanding (in shares)		5,205,217
Dilutive weighted average common stock outstanding (in shares)		5,205,217
Diluted net income (loss) per common stock (in dollars per share)		$ (0.03)
Non-redeemable
Numerator:
Allocation of net income,	$ 10,748,033	$ (125,814)
Change in fair value of financial instruments	(12,655,000)
Interest on dilutive instruments	1,419,843
Allocation of net income, as adjusted	$ (487,124)	$ (125,814)
Denominator:
Basic weighted average common stock outstanding (in shares)	15,384,357	5,031,250
If converted shares	99,180,693
Dilutive weighted average common stock outstanding (in shares)	114,565,050	5,031,250
Diluted net income (loss) per common stock (in dollars per share)	$ 0	$ (0.03)